Investments Gross Unrealized losses by Major Security (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	318	423
Total Fair Value	$ 4,217.8	$ 5,723.4
Gross Unrealized Losses	(49.2)	(126.0)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	230	346
Less than 12 Months Fair Value	3,062.5	4,865.9
Less than 12 Months Unrealized Losses	(26.2)	(87.5)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	88	77
12 Months or Greater Fair Value	1,155.3	857.5
12 Months or Greater Unrealized Losses	(23.0)	(38.5)
Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	290	392
Total Fair Value	3,918.0	5,521.4
Gross Unrealized Losses	(32.7)	(119.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	206	319
Less than 12 Months Fair Value	2,857.5	4,665.1
Less than 12 Months Unrealized Losses	(13.0)	(80.6)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	84	73
12 Months or Greater Fair Value	1,060.5	856.3
12 Months or Greater Unrealized Losses	(19.7)	(38.5)
Fixed maturities | U.S. government obligations
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	11	29
Total Fair Value	428.2	1,444.3
Gross Unrealized Losses	(1.3)	(16.6)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	5	28
Less than 12 Months Fair Value	150.7	1,434.6
Less than 12 Months Unrealized Losses	(0.3)	(16.3)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	6	1
12 Months or Greater Fair Value	277.5	9.7
12 Months or Greater Unrealized Losses	(1.0)	(0.3)
Fixed maturities | State and local government obligations
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	46	141
Total Fair Value	234.2	844.2
Gross Unrealized Losses	(1.1)	(18.4)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	28	119
Less than 12 Months Fair Value	177.9	759.3
Less than 12 Months Unrealized Losses	(0.4)	(17.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	18	22
12 Months or Greater Fair Value	56.3	84.9
12 Months or Greater Unrealized Losses	(0.7)	(1.3)
Fixed maturities | Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	53	51
Total Fair Value	843.2	997.6
Gross Unrealized Losses	(10.4)	(20.4)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	43	45
Less than 12 Months Fair Value	647.5	831.1
Less than 12 Months Unrealized Losses	(6.1)	(17.8)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	10	6
12 Months or Greater Fair Value	195.7	166.5
12 Months or Greater Unrealized Losses	(4.3)	(2.6)
Fixed maturities | Residential mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	70	66
Total Fair Value	844.2	763.5
Gross Unrealized Losses	(10.8)	(14.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	33	45
Less than 12 Months Fair Value	465.2	597.6
Less than 12 Months Unrealized Losses	(3.1)	(7.9)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	37	21
12 Months or Greater Fair Value	379.0	165.9
12 Months or Greater Unrealized Losses	(7.7)	(6.2)
Fixed maturities | Commercial mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	63	76
Total Fair Value	723.4	1,061.9
Gross Unrealized Losses	(2.6)	(37.8)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	54	60
Less than 12 Months Fair Value	667.5	809.2
Less than 12 Months Unrealized Losses	(1.4)	(19.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	9	16
12 Months or Greater Fair Value	55.9	252.7
12 Months or Greater Unrealized Losses	(1.2)	(18.1)
Fixed maturities | Other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	44	25
Total Fair Value	741.8	287.2
Gross Unrealized Losses	(0.8)	(2.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	42	22
Less than 12 Months Fair Value	715.7	233.3
Less than 12 Months Unrealized Losses	(0.7)	(1.8)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	2	3
12 Months or Greater Fair Value	26.1	53.9
12 Months or Greater Unrealized Losses	(0.1)	(0.3)
Fixed maturities | Redeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	3	4
Total Fair Value	103.0	122.7
Gross Unrealized Losses	(5.7)	(9.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	1	0
Less than 12 Months Fair Value	33.0	0
Less than 12 Months Unrealized Losses	(1.0)	0
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	2	4
12 Months or Greater Fair Value	70.0	122.7
12 Months or Greater Unrealized Losses	(4.7)	(9.7)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	28	31
Total Fair Value	299.8	202.0
Gross Unrealized Losses	(16.5)	(6.9)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	24	27
Less than 12 Months Fair Value	205.0	200.8
Less than 12 Months Unrealized Losses	(13.2)	(6.9)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	4	4
12 Months or Greater Fair Value	94.8	1.2
12 Months or Greater Unrealized Losses	(3.3)	0
Equity securities | Nonredeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	8	7
Total Fair Value	231.4	142.3
Gross Unrealized Losses	(6.4)	(4.5)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	5	7
Less than 12 Months Fair Value	143.2	142.3
Less than 12 Months Unrealized Losses	(3.6)	(4.5)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	3	0
12 Months or Greater Fair Value	88.2	0
12 Months or Greater Unrealized Losses	(2.8)	0
Equity securities | Common equities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	20	24
Total Fair Value	68.4	59.7
Gross Unrealized Losses	(10.1)	(2.4)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	19	20
Less than 12 Months Fair Value	61.8	58.5
Less than 12 Months Unrealized Losses	(9.6)	(2.4)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	1	4
12 Months or Greater Fair Value	6.6	1.2
12 Months or Greater Unrealized Losses	$ (0.5)	$ 0